LEASES - Narrative (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2025	Apr. 30, 2020
LEASES
Term of lease	3 years			63 months
Lease renewal term	3 years
Operating lease, expense		$ 203,227	$ 195,266
Annual rent escalation (in percent)	3.00%